COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

December 31, 2020

	Maturity	Coupon	Principal	Value
Colorado Municipal Bonds 54.9%
Colorado 100.0%
ABERDEEN METROPOLITAN DISTRICT #1	12/1/2035	7.50%	$1,600,000	$476,000
ANTHOLOGY WEST METROPOLITAN DISTRICT #4 (g)	12/15/2037	6.00%	6,440,000	6,579,297
ANTHOLOGY WEST METROPOLITAN DISTRICT #5, SER A	12/1/2049	4.88%	4,630,000	4,753,899
ANTHOLOGY WEST METROPOLITAN DISTRICT #5, SER B SUBS (g)	12/15/2049	7.63%	698,000	721,069
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT	12/1/2048	5.38%	2,500,000	2,653,650
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT, SERIES 2018B (g)	12/15/2041	7.75%	625,000	662,688
BASE VILLAGE METROPOLITAN DISTRICT NO. 2 (g)	12/15/2048	6.50%	3,500,000	2,887,640
BELFORD NORTH METROPOLITAN DISTRICT, SER 2020 A SENIORS	12/1/2050	5.50%	4,000,000	4,149,200
BELFORD NORTH METROPOLITAN DISTRICT, SER 2020 B SUBORDINATES (g)	12/15/2050	8.50%	3,475,000	3,594,818
BENNETT CROSSING METROPOLITAN DISTRICT NO. 1	12/1/2049	6.13%	6,160,000	6,639,248
BENT GRASS METROPOLITAN DISTRICT	12/1/2049	5.25%	1,690,000	1,783,153
BRADBURN METROPOLITAN DISTRICT NO. 2 JUNIOR LIEN SER C (g)	12/15/2051	7.50%	3,271,000	3,096,754
BRAMMING FARM METROPOLITAN DISTRICT #1 (d)	12/1/2044	6.00%	1,965,000	2,035,937
BRENNAN METROPOLITIAN DISTRICT - SENIOR 2016A	12/1/2046	5.25%	1,177,000	1,222,691
BRENNAN METROPOLITAN DISTRICT - SUBORDINATE 2016b (g)	12/15/2046	7.50%	516,000	531,439
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SENIOR 2017A	12/1/2037	5.00%	525,000	552,815
BRIGHTON CROSSING METROPOLITAN DISTRICT NO. 4, SER 2017A	12/1/2047	5.00%	2,965,000	3,102,487
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SUBORDINATE 2017B (g)	12/1/2047	7.00%	670,000	696,586
CASTLEVIEW METROPOLITAN DISTRICT NO. 2	12/1/2050	5.00%	3,435,000	3,549,763
CHERRY HILLS CITY METROPOLITAN DISTRICT (g)	12/1/2047	5.00%	1,380,000	1,428,203
CITY CTR WEST RSDL METROPOLITAN DISTRICT NO. 2	12/1/2049	5.00%	1,040,000	1,085,583
CITY CTR WEST RSDL METROPOLITAN DISTRICT NO. 2, SUBORDINATES (g)	12/15/2049	7.75%	1,425,000	1,471,826
CITYSET METROPOLITAN DISTRICT #2	12/1/2030	3.50%	6,075,000	6,244,796
CITYSET METROPOLITAN DISTRICT #2	12/1/2040	4.38%	8,360,000	8,630,530
CITYSET METROPOLITAN DISTRICT #2	12/1/2045	4.50%	3,180,000	3,282,396
COLLIERS HILL METROPOLITAN DISTRICT #2 - SUBORDINATE 2017B (g)	12/15/2047	8.50%	3,501,000	3,605,435
COLLIERS HILL METROPOLITAN DISTRICT NO. 3, SER A	12/1/2040	5.25%	8,300,000	8,619,135
COLLIERS HILL METROPOLITAN DISTRICT NO. 3, SER A	12/1/2048	5.50%	18,250,000	18,949,158
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES B (g)(i)	1/1/2032	0.00%	6,530,503	3,395,862
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 P/O (e)(i)	1/1/2027	0.00%	2,052,765	1,931,426
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 I/O (f)(i)	1/1/2027	9.00%	2,025,547	1,377,372
CECFA - SWALLOW ACADEMY CHARTER SCHOOL	11/15/2027	5.35%	3,365,000	3,438,054
CECFA-NEW VISION CHARTER SCHOOL	6/1/2025	5.38%	23,135,000	23,218,749
CECFA - GRAND PEAK ACADEMY CHARTER SCHOOL	7/1/2025	5.60%	20,975,000	21,062,885
CECFA ADDENBROOKE CLASSICAL ACADEMY	6/1/2027	4.50%	25,285,000	26,084,006
CECFA IMAGINE CHARTER SCHOOL AT FIRESTONE	6/1/2027	4.50%	17,380,000	18,307,918
CECFA - MONARCH MONTESSORI CHARTER SCHOOL - EXCHANGE	5/15/2025	4.75%	8,325,000	8,398,843
CECFA - ACADEMY OF ADVANCED LEARNING	6/1/2027	4.38%	8,420,000	8,506,642
CECFA CHAVEZ/HUERTA PREP ACADEMY	7/1/2027	4.38%	36,525,000	37,044,020
CECFA SWALLOWS CHARTER ACADEMY	11/15/2027	4.38%	6,560,000	6,563,214
CECFA VANGUARD CLASSICAL SCHOOL, SER A	7/1/2027	4.38%	24,500,000	24,511,270
COLORADO HOUSING & FINANCE AUTHORITY (a)	12/1/2013	0.00%	3,755,000	3,755,000
CHFA - CASEY'S POND SENIOR LIVING (l)	6/1/2032	0.00%	8,110,000	4,460,500
CHFA - CASEY'S POND SENIOR LIVING (l)	6/1/2042	0.00%	10,665,000	5,865,750
CHFA - CASEY'S POND SENIOR LIVING (l)	6/1/2047	0.00%	8,600,000	4,730,000
COLORADO INTERNATIONAL CENTER METROPOLITAN DISTRICT #3	12/1/2031	4.63%	626,000	646,395
CONIFER METROPOLITAN DISTRICT	12/1/2030	0.00%	10,000,000	4,000,000
CONIFER METROPOLITAN DISTRICT	12/1/2032	0.00%	1,450,000	580,000
CONIFER METROPOLITAN DISTRICT	12/1/2033	0.00%	1,550,000	620,000
CONSTITUTION HEIGHTS METROPOLITAN DISTRICT	12/1/2049	5.00%	1,765,000	1,884,632
COPPERLEAF METROPOLITAN DISTRICT #3	12/1/2037	5.00%	1,000,000	1,047,850
COUNTRY CLUB HIGHLANDS METROPOLITAN DISTRICT	12/1/2037	7.25%	1,030,000	875,500
CUCHARES RANCH METROPOLITAN DISTRICT	12/1/2045	5.00%	2,039,000	2,106,022

DACONO URBAN RENEWAL AUTHORITY (g)	12/1/2039	6.25%	4,013,000	4,149,803
DENVER INTL BUSINESS CTR METROPOLITAN DISTRICT NO. 1 - SERIES 2019B SUB (g)	12/1/2048	6.00%	4,585,000	4,920,714
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/1/2031	5.13%	500,000	514,610
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/15/2046	6.00%	500,000	511,235
UNITED W & S - EAST CHERRY CREEK (c)	11/15/2023	5.00%	2,269,000	2,274,287
ELBERT & HWY 86 COML METROPOLITAN DISTRICT	12/1/2032	7.50%	4,500,000	4,050,000
ERIE FARM METROPOLITAN DISTRICT - SERIES 2016A	12/1/2045	5.50%	2,000,000	2,077,920
ERIE HIGHLANDS METROPOLITAN DISTRICT NO2, SER 2018A	12/1/2048	5.25%	6,000,000	6,271,980
ERIE HIGHLANDS METROPOLITAN DISTRICT NO 2, SER 2018B SUBORDINATES (g)	12/15/2048	7.63%	1,819,000	1,896,417
FITZSIMONS VILLAGE METROPOLITAN DISTRICT NO. 1, SER B SUBS (g)	12/15/2049	7.00%	611,000	623,306
FLATIRON MEADOWS METROPOLITAN DISTRICT	12/1/2046	5.13%	2,000,000	2,065,200
FLYING HORSE METROPOLITAN DISTRICT NO. 2 SER 2020 SUBS (g)	12/15/2050	7.25%	15,405,000	15,919,373
FLYING HORSE METROPOLITAN DISTRICT NO 3 (g)	12/1/2049	6.00%	2,965,000	3,089,589
FOREST TRACE METROPOLITAN DISTRICT #3 - SUBORDINATE 2016B (g)	12/15/2046	7.25%	683,000	748,343
FORT LUPTON GOLF COURSE (a)	12/15/2037	0.00%	620,000	6,200
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2026	4.00%	556,000	570,995
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	7.25%	775,000	795,662
GREEN GABLES METROPOLITAN DISTRICT #1 - SENIOR 2016A	12/1/2046	5.30%	1,241,000	1,331,332
GREEN GABLES METROPOLITAN DISTRICT #1 - SUBORDINATE 2016B (g)	12/15/2046	7.75%	740,000	811,595
GREEN GABLES METROPOLITAN DISTRICT NO. 2 SERIES 2018B SUBORDINATE (g)	12/15/2048	8.25%	1,689,000	1,773,771
GREEN VALLEY RANCH EAST METROPOLITAN DISTRICT NO. 6	12/1/2050	5.88%	3,325,000	3,542,655
HIGHLANDS METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2046	5.13%	1,960,000	2,035,617
HIGHLANDS METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	7.50%	1,269,000	1,310,001
HIGHLANDS-MEAD METROPOLITAN DISTRICT	12/1/2050	5.13%	1,395,000	1,450,047
HUNTER'S OVERLOOK METROPOLITAN DISTRICT NO. 5, SUBS (g)	12/15/2049	8.50%	1,827,000	1,898,710
HYLAND VILLAGE METROPOLITAN DISTRICT	12/1/2027	8.00%	4,770,000	2,385,000
INDY OAK TOD METROPOLITAN DISTRICT SER A	12/1/2050	5.50%	1,075,000	1,159,302
INDY OAK TOD METROPOLITAN DISTRICT SER B (g)	12/15/2050	8.00%	736,000	788,779
INSPIRATION METROPOLITAN DISTRICT, SER D	12/15/2051	7.50%	2,487,000	2,378,442
IRON WORKS VILLAGE METROPOLITAN DISTRICT	12/1/2048	5.88%	1,500,000	1,600,590
JEFFERSON CENTER METROPOLITAN DISTRICT NO. 1 SUB SER B (g)	12/15/2050	5.75%	7,500,000	7,850,250
KARL'S FARM METROPOLITAN DISTRICT NO. 2, SER A	12/1/2040	5.38%	515,000	544,144
KARL'S FARM METROPOLITAN DISTRICT NO. 2, SER A	12/1/2050	5.63%	1,415,000	1,488,821
LEWIS POINTE METROPOLITAN DISTRICT - SENIOR 2015A	12/1/2044	6.00%	2,590,000	2,592,694
LEWIS POINTE METROPOLITAN DISTRICT - JUNIOR LIEN 2017C (g)	12/15/2047	9.00%	536,000	324,360
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2025	4.00%	500,000	521,045
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2033	4.38%	2,905,000	3,018,324
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2045	5.00%	1,525,000	1,585,466
LEYDEN ROCK METROPOLITAN DISTRICT - SUBORDINATE 2016B (g)	12/15/2045	7.25%	1,195,000	1,241,713
LEYDEN ROCK METROPOLITAN DISTRICT #10 - JUNIOR LIEN 2017C (g)	12/15/2049	10.75%	1,025,000	1,047,724
LINCOLN MEADOWS METROPOLITAN DISTRICT	12/1/2031	8.00%	7,187,000	7,511,852
LITTLETON VILLAGE METROPOLITAN DISTRICT #2	12/1/2045	5.38%	1,670,000	1,721,269
LITTLETON VILLAGE METROPOLITAN DISTRICT NO 2, SERIES 2018B SUBORDINATES (g)	12/15/2028	7.63%	1,140,000	1,210,680
MARIN METROPOLITAN DISTRICT (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650
MARVELLA METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2046	5.13%	1,393,000	1,492,864
MAYFIELD METROPOLITAN DISTRICT, SERIES 2020 A	12/1/2050	5.75%	1,190,000	1,281,118
MAYFIELD METROPOLITAN DISTRICT, SERIES 2020 B SUBS (g)	12/15/2050	8.25%	622,000	665,515
MEADOWS METROPOLITAN DISTRICT #1 (k)	6/1/2029	8.00%	30,730,000	32,942,253
MEADOWS METROPOLITAN DISTRICT #2 (k)	6/1/2029	8.00%	23,830,000	25,545,522
MEADOWS METROPOLITAN DISTRICT #7 (k)	6/1/2029	8.00%	15,440,000	16,551,526
MEADOWLARK METROPOLITAN DISTRICT SER A	12/1/2040	4.88%	520,000	539,131
MEADOWLARK METROPOLITAN DISTRICT SER A	12/1/2050	5.13%	750,000	779,595
MIDCITIES METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	7.75%	1,919,000	1,986,626
MIRABELLE METROPOLITAN DISTRICT NO. 2 SER 2020A SENIORS	12/1/2049	5.00%	1,250,000	1,299,425
MIRABELLE METROPOLITAN DISTRICT NO. 2, SER B SUBS (g)	12/15/2049	7.38%	1,473,000	1,511,018
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004A (g)	6/1/2043	7.00%	197,916	197,916
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004B (g)	6/1/2043	7.00%	1,410,000	1,410,000
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004C (e)(g)	6/1/2043	0.00%	565,000	124,300
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2016B (g)	12/15/2046	7.50%	1,800,000	1,858,824
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2018C-1 (g)	12/15/2040	10.00%	1,994,000	2,045,704
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2026	6.00%	2,540,000	2,540,000

MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2035	6.13%	1,880,000	1,880,000
NINE MILE METROPOLITAN DISTRICT	12/1/2030	4.63%	1,125,000	1,163,520
NINE MILE METROPOLITAN DISTRICT	12/1/2040	5.13%	2,500,000	2,597,450
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2046	6.75%	6,735,000	5,624,870
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	8.50%	1,810,000	1,553,233
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 - SENIOR 2016A	12/1/2036	6.00%	3,393,000	3,521,595
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 - SUBORDINATE 2016B (g)	12/15/2046	8.25%	1,188,000	1,232,764
NORTH RANGE METROPOLITAN DISTRICT NO. 3, SER A	12/1/2040	5.00%	2,000,000	2,092,240
OVERLOOK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2046	5.50%	1,500,000	1,556,910
PAINTED PRAIRIE PUBLIC IMPROVEMENT AUTHORITY	12/1/2029	4.00%	1,000,000	1,056,180
PALISADE METROPOLITAN DISTRICT #2	12/1/2031	4.38%	2,229,000	2,289,406
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 - SENIOR 2016A	12/1/2046	5.88%	2,075,000	2,156,506
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 - SUBORDINATE 2016B (g)	12/15/2046	8.00%	525,000	542,971
PALISADE PARK NORTH METROPOLITAN DISTRICT #2 - SENIOR 2018A	12/1/2047	5.63%	1,745,000	1,847,397
PARKDALE COMMUNITY AUTHORITY SER A	12/1/2040	5.00%	2,140,000	2,236,728
PARKDALE COMMUNITY AUTHORITY SER A	12/1/2050	5.25%	3,335,000	3,480,639
PARKDALE COMMUNITY AUTHORITY SUB SER B (g)	12/15/2050	7.75%	2,424,000	2,514,633
PARKER AUTOMOTIVE METROPOLITAN DISTRICT	12/1/2045	5.00%	1,983,000	2,088,456
PARKER AUTOMOTIVE METROPOLITAN DISTRICT SUB SERIES 2018B (g)	12/15/2032	8.00%	3,785,000	3,992,115
PIONEER CMNTY AUTH BRD	12/15/2050	6.75%	24,592,000	25,021,868
PIONEER METROPOLITAN DISTRICT #3 (g)	12/1/2046	6.50%	3,183,000	3,260,761
THE PLAZA METROPOLITAN DISTRICT #1	12/1/2022	5.00%	500,000	524,710
THE PLAZA METROPOLITAN DISTRICT #1	12/1/2040	5.00%	7,850,000	8,053,472
POTOMAC FARMS METROPOLITAN DISTRICT - SERIES 2007A	12/1/2037	7.25%	2,340,000	2,168,431
POTOMAC FARMS METROPOLITAN DISTRICT - SERIES 2007B	12/1/2023	7.63%	179,000	177,044
PROMENADE AT CASTLE ROCK METROPOLITAN DISTRICT #1 - SERIES A	12/1/2025	5.13%	500,000	515,860
PROMENADE AT CASTLE ROCK METROPOLITAN DISTRICT NO. 1	12/1/2039	5.75%	7,100,000	7,322,940
PUBLIC FINANCE AUTH CHARTER SCHOOL-COLORADO SPRINGS	7/1/2029	4.95%	6,620,000	6,706,457
PUBLIC FINANCE AUTH CHARTER SCHOOL-FT COLLINS, A	7/1/2029	4.95%	21,320,000	21,598,439
PUBLIC FINANCE AUTH CHARTER SCHOOL-DOUGLAS CNTY	7/1/2029	4.95%	14,620,000	14,810,937
PUBLIC FINANCE AUTH CHARTER SCHOOL-DOUGLAS CNTY TXBL	7/1/2026	4.95%	3,310,000	3,225,761
PUBLIC FINANCE AUTH CHARTER SCHOOL-FT COLLINS	7/1/2029	4.95%	10,720,000	10,860,003
PUBLIC FINANCE AUTH CHARTER SCHOOL-WINDSOR	7/1/2029	4.95%	13,210,000	13,382,523
PFA AURORA CHARTER SCHOOL BC PROJ, SER B - FED EXEMPT/STATE TAXABLE	7/1/2029	4.75%	18,365,000	18,381,896
PUBLIC FINANCE AUTHORITY - COLORADO SKIES ACADEMY CHARTER SCHOOL, SER A	7/1/2025	5.63%	10,290,000	10,318,298
PFA DOUGLAS COUNTY CHARTER SCHOOL BC, SER 2020A	7/1/2029	4.65%	30,830,000	30,787,146
PUBLIC FINANCE AUTHORITY - MONUMENT ACADEMY SER. 2019A	6/1/2026	5.00%	28,725,000	29,002,196
RAVENNA METROPOLITAN DISTRICT CONV CABS - SUBORDINATE SERIES 2017B (d)	12/15/2026	7.50%	8,000,000	8,247,680
REATA RIDGE VILLAGE METROPOLITAN DISTRICT NO. 2	12/1/2049	5.00%	900,000	945,486
RENDEZVOUS METROPOLITAN DISTRICT NO 4 - SUBORDINATE, SERIES 2018B (g)	10/15/2048	8.00%	1,189,000	1,234,123
REX RANCH METROPOLITAN DISTRICT - SUBORDINATE 2018B (g)	12/15/2047	7.88%	445,000	468,162
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2025	6.40%	930,000	465,000
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2035	6.50%	1,135,000	567,500
ROSE HILL ACRES METROPOLITAN DISTRICT, SER A	12/1/2050	5.00%	2,990,000	3,149,068
ROSE HILL ACRES METROPOLITAN DISTRICT, SER B SUB (g)	12/15/2050	8.75%	910,000	937,973
ROUTT CNTY LID - SERIES 2004A	8/1/2024	6.50%	68,000	68,884
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B I/O (f)(i)	12/31/2042	0.00%	242,645	26,691
SABELL METROPOLITAN DISTRICT, SER 2020 B3 SUBS (g)	12/15/2050	8.25%	605,000	622,224
SIERRA RIDGE METROPOLITAN DISTRICT #2 - SENIOR SERIES 2016A	12/1/2031	4.50%	1,000,000	1,035,440
SIERRA RIDGE METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2016B (g)	12/15/2046	7.63%	1,500,000	1,557,930
64TH AVENUE ARI AUTHORITY (g)	12/1/2043	6.50%	5,000,000	5,280,700
SOLARIS METROPOLITIAN DISTRICT #3 - SUBORDINATE SERIES 2016B (g)	12/15/2046	7.00%	1,000,000	1,037,980
SOLITUDE METROPOLITAN DISTRICT (j)	12/1/2026	7.00%	3,520,000	2,288,000
SPRING VALLEY METROPOLITAN DISTRICT NO. 4	12/1/2040	5.00%	1,410,000	1,478,879
SPRING VALLEY METROPOLITAN DISTRICT NO. 4	12/1/2050	5.13%	1,775,000	1,849,568
SPRING VALLEY METROPOLITAN DISTRICT NO. 4 SUB (g)	12/15/2050	7.63%	2,811,000	2,912,308
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SENIOR SERIES 2017A	12/1/2037	5.00%	1,500,000	1,586,655
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2017B (g)	12/15/2047	7.63%	1,083,000	1,148,814
STC METROPOLITAN DISTRICT NO. 2, SER A	12/1/2029	4.00%	1,615,000	1,673,948
STC METROPOLITAN DISTRICT NO. 2	12/1/2038	5.00%	8,160,000	8,622,427
STC METROPOLITAN DISTRICT, SER 2019 SUBS (g)	12/15/2049	8.00%	3,954,000	4,054,550

STETSON RIDGE METROPOLITAN DISTRICT NO. 3, SUBS (g)	12/15/2042	7.50%	345,000	358,289
STONE RIDGE METROPOLITAN DISTRICT #2	12/1/2031	0.00%	11,896,000	1,903,360
TABLE MOUNTAIN METROPOLITAN DISTRICT - SENIOR SERIES 2016A	12/1/2045	5.25%	1,589,000	1,651,082
TABLE MOUNTAIN METROPOLITAN DISTRICT - SUBORDINATE SERIES 2016B (g)	12/15/2045	7.75%	570,000	625,148
TALLYN'S REACH METROPOLITAN DISTRICT #3	11/1/2038	5.13%	2,070,000	2,340,032
THOMPSON CROSSING METROPOLITAN DISTRICT NO #4	12/1/2039	5.00%	1,410,000	1,512,084
THOMPSON CROSSING METROPOLITAN DISTRICT NO. 4	12/1/2049	5.00%	1,315,000	1,380,132
TRAILS AT CROWFOOT METROPOLITAN DISTRICT NO 3 (g)	12/15/2049	9.00%	3,135,000	3,239,584
VDW METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2016B (g)	12/15/2045	7.25%	1,459,000	1,518,046
VALAGUA METROPOLITAN DISTRICT	12/1/2037	0.00%	11,500,000	2,196,500
VILLAS EASTLAKE RESERVOIR METROPOLITAN DISTRICT - SUBORDINATE SERIES 2016B (g)	12/15/2046	8.00%	355,000	366,431
WESTCREEK METROPOLITAN DISTRICT NO 2	12/1/2048	5.38%	1,300,000	1,373,138
WESTOWN METROPOLITAN DISTRICT - SENIOR SERIES 2017A	12/1/2047	5.00%	1,392,000	1,501,857
WHISPERING PINES METROPOLITAN DISTRICT #1 - SENIOR SERIES 2017A	12/1/2037	5.00%	2,000,000	2,099,580
WHITE BUFFALO METROPOLITAN DISTRICT, NO. 3	12/1/2050	5.50%	2,780,000	2,947,940
WILD PLUM METROPOLITAN DISTRICT, SER A	12/1/2049	5.00%	595,000	635,067
WILLOW SPRINGS METROPOLITAN DISTRICT, SER 2019B SUBORDINATES (g)	12/15/2049	7.75%	650,000	671,249
WOODMEN HEIGHTS METROPOLITAN DISTRICT NO. 2 SER B-2	12/15/2040	7.50%	3,358,000	3,463,408
WYNDHAM HILL METROPOLITAN DISTRICT NO. 2 2020B SUBS (g)	12/15/2049	7.63%	9,600,000	10,218,528

Colorado (amortized cost $849,793,647)			902,336,376	856,180,701

Colorado Municipal Bonds (amortized cost $849,793,647)			$902,336,376	$856,180,701

Other Municipal Bonds 8.0%
South Dakota 75.3%
FLANDREAU SANTEE SIOUX TRIBE	1/1/2036	5.75%	$6,055,000	$5,379,625
FLANDREAU SANTEE SIOUX TRIBE	1/1/2026	5.00%	3,240,000	3,124,850
FLANDREAU SANTEE SIOUX TRIBE	1/1/2031	5.50%	3,565,000	3,281,262
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018B	1/1/2038	6.00%	6,120,000	5,930,096
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018C	1/1/2038	6.00%	5,450,000	5,280,887
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2023	8.28%	875,000	881,300
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2024	8.28%	950,000	959,890
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2025	8.28%	1,030,000	1,043,091
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2026	8.28%	1,115,000	1,130,242
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2027	8.28%	1,205,000	1,224,919
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2028	8.28%	1,305,000	1,327,198
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2033	8.28%	8,670,000	8,720,893
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE	7/1/2025	5.75%	740,000	740,000
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE	7/1/2026	5.75%	785,000	785,000
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE	7/1/2027	5.75%	830,000	830,000
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE	7/1/2028	5.75%	875,000	875,000
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE	7/1/2029	5.75%	930,000	930,000
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE	7/1/2030	5.75%	980,000	980,000
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE	7/1/2031	5.75%	1,040,000	1,040,000
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE	7/1/2032	5.75%	1,095,000	1,095,000
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE	7/1/2033	5.75%	1,160,000	1,160,000
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE	7/1/2034	5.75%	1,225,000	1,225,000
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE	7/1/2035	5.75%	1,300,000	1,300,000
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE	7/1/2040	6.00%	7,730,000	7,730,000
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE	7/1/2045	6.25%	10,395,000	10,395,000
LOWER BRULE SIOUX TRIBE	3/1/2025	5.88%	1,260,000	1,193,472
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2022	5.00%	750,000	750,698
OGLALA SIOUX TRIBE, SERIES 2018	7/1/2028	5.50%	3,300,000	3,332,208
OGLALA SIOUX TRIBE, SERIES 2018	7/1/2037	6.00%	9,270,000	9,014,982
OGLALA SIOUX TRIBE, SERIES 2018B	9/1/2041	6.50%	6,360,000	6,389,701
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2024	5.50%	1,985,000	1,985,893
OGLALA SIOUX TRIBE, SERIES 2018C	10/1/2026	8.00%	800,000	859,168
OGLALA SIOUX TRIBE, SERIES 2020	3/1/2022	4.00%	700,000	700,049
OGLALA SIOUX TRIBE, SER 2019A	10/1/2027	4.50%	2,370,000	2,319,969

South Dakota (amortized cost $95,446,765)			95,460,000	93,915,393

Puerto Rico 9.1%
COMMONWEALTH OF PUERTO RICO (a)	7/1/2035	8.00%	2,500,000	1,712,500
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2034	4.50%	277,000	302,841
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2040	4.55%	140,000	153,667
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2053	4.75%	1,028,000	1,129,731
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2058	5.00%	2,600,000	2,897,440
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2024	0.00%	140,000	132,055
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2027	0.00%	267,000	237,723
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2029	0.00%	260,000	220,808
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2031	0.00%	336,000	261,401
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2033	0.00%	378,000	270,659
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2046	0.00%	3,597,000	1,112,876
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2051	0.00%	2,930,000	652,423
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.329% SER A-2 7/1/2040	7/1/2040	4.33%	1,424,000	1,543,103
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.536% SER A-2 7/1/2053	7/1/2053	4.54%	43,000	46,646
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.784% SER A-2 7/1/2058	7/1/2058	4.78%	571,000	627,780

Puerto Rico (amortized cost $9,551,131)			16,491,000	11,301,655

Oregon 4.7%
MULTNOMAH CITY HOSPITAL FACILITY ODD FELLOWS	10/1/2023	5.45%	5,815,000	5,815,000

Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

Arizona 4.1%
HERITAGE ACADEMY CHARTER SCHOOL MARICOPA COUNTY	7/1/2027	5.25%	5,000,000	5,103,950

Arizona (amortized cost $5,000,000)			5,000,000	5,103,950

California 3.9%
FREDDIE MAC (g)(j)	1/1/2037	9.75%	4,904,915	4,904,915

California (amortized cost $4,904,915)			4,904,915	4,904,915

Washington 1.8%
TACOMA CONSOLIDATED LID	4/1/2043	5.75%	2,185,000	2,187,731

Washington (amortized cost $2,045,947)			2,185,000	2,187,731

Missouri 0.8%
KANSAS CITY INDL DEV AUTH	1/1/2028	6.75%	190,000	190,720
ST LOUIS INDL DEV AUTH SR HSG - SENIOR SERIES 2005A	5/1/2027	6.75%	843,000	836,071

Missouri (amortized cost $1,033,000)			1,033,000	1,026,791

Oklahoma 0.4%
HASKELL CNTY PUBLIC FAC.	4/1/2024	5.25%	450,000	462,767

Oklahoma (amortized cost $450,000)			450,000	462,767

Other Municipal Bonds (amortized cost $124,246,758)			$131,338,915.21	$124,718,201.46

Short-Term Municipal Bonds 5.8%
Multi-State 68.5%
FREDDIE MAC VR AMT TAX (LOC 6)	5/15/2046	0.15%	$9,345,000	$9,345,000
FREDDIE MAC AMT (LOC 6)	11/15/2036	0.12%	11,537,000	11,537,000
FREDDIE MAC VR AMT (LOC 6)	6/15/2036	0.12%	22,080,000	22,080,000
FREDDIE MAC VR (LOC 6)	12/15/2045	0.12%	19,020,000	19,020,000

Multi-State (amortized cost $61,982,000)			61,982,000	61,982,000

Colorado 31.5%
BOULDER CO HSG AUTH MF BROADWAY EAST APTS (LOC 3)	9/1/2037	0.13%	1,605,000	1,605,000
BOULDER COUNTY - BOULDER COLLEGE OF MASSAGE (a)(j)	10/15/2031	0.00%	4,315,000	4,315,000
BROOMFIELD URBAN RENEWAL AUTHORITY (LOC 1)	12/1/2030	0.18%	8,270,000	8,270,000
COLORADO HOUSING & FINANCE AUTHORITY - SERIES 2007A (LOC 3)	1/1/2032	0.13%	5,940,000	5,940,000
COLORADO SPRINGS UTILITIES (LOC 3)	11/1/2041	0.09%	1,300,000	1,300,000
JEFFCO BUSINESS CENTER METROPOLITAN DISTRICT #1 (j)	5/1/2021	0.00%	1,006,000	1,006,000

MESA COUNTY-ENSTROM CANDIES INC PROJ	7/1/2022	0.30%	235,000	235,000
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2021	0.00%	15,000	14,465
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B P/O (e)(i)	12/31/2021	0.00%	24,707	22,237
SHERIDAN REDEVLOPMENT AGENCY - SERIES 2011A-1 (LOC 5)	12/1/2029	0.11%	5,200,000	5,200,000
SOUTHGLENN METROPOLITAN DISTRICT	12/1/2021	3.00%	533,000	534,045

Colorado (amortized cost $27,918,778)			28,443,707	28,441,746

Short-Term Municipal Bonds (amortized cost $89,900,778)			$90,425,707	$90,423,746

Colorado Capital Appreciation and Zero Coupon Bonds 4.4%
Colorado 100.0%
BELLA MESA METROPOLITAN DISTRICT CONV CABS SER A	12/1/2049	0.00%	$3,780,000	$2,922,016
CONIFER METROPOLITAN DISTRICT (a)(d)(j)	12/1/2031	0.00%	7,470,000	2,988,000
MAYFIELD METROPOLITAN DISTRICT, SER 2020C	12/15/2050	3.00%	766,000	241,359
PV-ERU HOLDING TRUST (a)	12/15/2037	0.00%	14,000,000	2,940,000
PV-ERU HOLDING TRUST (a)	2/14/2039	0.00%	710,000	149,100
PV-ERU HOLDING TRUST (a)	2/14/2039	0.00%	3,122,000	655,620
PV-ERU HOLDING TRUST (a)	2/14/2039	0.00%	13,168,000	2,765,280
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017A (d)	12/1/2046	5.00%	33,685,000	34,686,455
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2022	0.00%	170,000	157,456
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2023	0.00%	325,000	288,932
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2024	0.00%	490,000	417,696
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2025	0.00%	585,000	477,781
SOUTHSHORE METROPOLITAN DISTRICT NO. 2 SUB B (g)	12/15/2041	4.13%	9,690,000	11,392,727
STC METROPOLITAN DISTRICT NO. 2, SER A	12/1/2025	3.00%	555,000	554,223
STERLING RANCH METROPOLITAN DISTRICT #2 CONV CAB (d)	12/1/2045	8.00%	6,685,000	6,820,438
WILDWING METROPOLITAN DISTRICT #1 (d)	12/1/2023	0.00%	725,000	585,793

Colorado (amortized cost $72,509,509)			95,926,000	68,042,874

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $72,509,509)			$95,926,000	$68,042,874

Colorado Taxable Certificates/Notes/Bonds 0.6%
Colorado 100.0%
PUBLIC FINANCE AUTH CHARTER SCHOOL-COLORADO SPRINGS TXBL	7/1/2026	7.00%	$5,975,000	$5,997,167
PFA AURORA CHARTER SCHOOL BC PROJECT SER C - TAXABLE	7/1/2029	7.00%	1,235,000	1,190,034
WOODMEN HEIGHTS METROPOLITAN DISTRICT NO. 2 SER B-1 TAXABLE BOTH ST & FED INITIALLY	12/15/2040	6.25%	1,830,000	1,873,353
TABERNASH POLE CREEK NOTE (a)(j)	12/31/2021	0.00%	227,347	88,199

Colorado (amortized cost $9,267,347)			9,267,347	9,148,753

Colorado Taxable Certificates/Notes/Bonds (amortized cost $9,267,347)			$9,267,347	$9,148,753

Total investments, at value (amortized cost $1,145,718,040)	73.7%			$1,148,514,275
Other assets net of liabilities	26.3%			409,876,737

Net Assets	100.0%			$1,558,391,012

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments - (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see "Defaulted or Non-Income Producing Investments" note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at December 31, 2020. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at December 31, 2020.

(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,876,167 and a value of $6,753,587 or less than 1.0% of net assets, as of December 31, 2020.

(j)	Securities valued at fair value (see "Investment Valuation and Risk" notes to the Schedule of Investments).

(k)	See "Purchase Accrued Interest" notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)

The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see "Defaulted or Non-Income Producing Investments" notes to Schedule of Investments).

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments - (unaudited) - (Continued)

December 31, 2020

(LOC)

These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1.	BNP Paribas
2.	FHLB Topeka
3.	US Bank, N. A.
4.	Royal Bank of Canada
5.	JPMorgan Chase Bank, N.A.
6.	Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABS-Capital Appreciation Bonds

CONV-Convertible

I/O-Interest Only

L/D-Local Improvement District

P/O-Principal Only

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Notes to Schedule of Investments

December 31, 2020 (unaudited)

Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $67,372,347 and such bonds have a value of $20,948,549 or 1.34% of net assets, as of December 31, 2020. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $27,375,000 and have a value of $15,056,250 or 0.97% of net assets, as of December 31, 2020. These securities have been identified in the Schedule of Investments.

Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of December 31, 2020:

Valuation Inputs Summary

	Colorado Municipal Bonds		Other Municipal Bonds		Short-Term Municipal Bonds		Colorado Capital Appreciation and Zero Coupon Bonds		Colorado Taxable Certificates/ Notes/Bonds		Total Securities December 31, 2020
Level 1 Securities	$		$		$		$		$		$
Level 2 Securities		852,319,051		119,813,286		85,102,746		65,054,874		9,060,554		1,131,350,511
Level 3 Securities		3,861,650		4,904,915		5,321,000		2,988,000		88,199		17,163,764

Totals		$856,180,701		$124,718,201		$90,423,746		$68,042,874		$9,148,753		$1,148,514,275

From September 30, 2020 to December 31, 2020, there were no Level 1 Securities.

Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (97.5% of the December 31, 2020 balance of $92,740,878). Approximately $184,183,988 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $73,057,848 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On December 31, 2020 the interest rates paid on these obligations ranged from 0.09% to 0.30%.

Income Tax Information

At December 31, 2020, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$1,145,718,040

Gross unrealized appreciation	$38,352,785
Gross unrealized (depreciation)	(35,556,549)

Net unrealized appreciation (depreciation) of investments	$2,796,236

Litigation

The Fund is periodically involved in various legal proceedings. At December 31, 2020, the Fund has a litigation accrual of $216,562 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s 2020 shareholder report on Form N-CSR filed with the Securities and Exchange Commission on December 4, 2020. The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of December 31, 2020 is set forth in the Schedule of Investments.

On June 1, 2011, Landmark Towers Association, Inc. (“Landmark”), a homeowners association, filed an action on behalf of its members entitled Landmark Towers Ass’n, et al. v. UMB Bank, et al., Case Number 2011-CV-1076 in Arapahoe County District Court, Colorado (“Landmark Litigation”). The complaint filed in the Landmark Litigation sought a temporary restraining order, declaratory relief and permanent injunction against the District, the Fund, and UMB Bank (“UMB”), the trustee, alleging that the taxes imposed by the District pledged to pay the Bonds violated TABOR.

In August 2011, Landmark sought to freeze approximately $13,000,000 in original proceeds from the sale of the Bonds to the Fund, which moneys were held by UMB as trustee. The District Court denied Landmark’s efforts to freeze the $13,000,000 and allowed those moneys to be paid to the Fund, which reduced the principal amount of the Bonds to the current level.

In July and August of 2013, the District Court held a bench trial regarding Landmark’s claims for declaratory relief and permanent injunction. On September 6, 2013, the District Court issued an order (“Sept. 6 Order”) that the District was properly formed and that the election approving the taxes was proper, but nonetheless held that there were violations of TABOR relating to the property taxes. In particular, the District Court held that (1) bond proceeds were used to pay improper charges of the developer; (2) the taxes exceeded the maximum mill levy for debt service; and (3) the taxes did not benefit the Landmark taxpayers. After holding that the taxes did not provide a benefit to the Landmark taxpayers, the Court enjoined the District from imposing its taxes on the Landmark members for purposes of paying the Bonds (the “Injunction”). The Fund, the District, and UMB filed a motion for reconsideration of the Sept. 6 Order, which the District Court denied in an order dated October 31, 2013 (“Oct. 31 Order”).

While the Fund was not found to be responsible for damages based on the asserted TABOR violations, the District Court on March 10, 2014, entered an order allowing Landmark to pursue claims for fraudulent transfer and constructive trust that could result in the Fund being ordered to pay some or all of the tax refund obligations of the District.

In August 2014, the District Court held a four-day trial on the newly asserted claims against the Fund, and on September 10, 2014, the District Court issued an order (the “Sept. 10 Order”) denying each of the new claims asserted against the Fund. Landmark, however, filed a post-trial motion for reconsideration of the Sept. 10 Order, which motion was denied on November 12, 2014.

The Fund filed a Notice of Appeal of the Sept. 6 Order and the Oct. 31 Order, including the Injunction.

On April 21, 2016, the Colorado Court of Appeals issued an Opinion (the “April 2016 Opinion”), in which it concluded that the TABOR election held for approving the Bonds and the District’s ad valorem property taxes was invalid because eligible electors were denied the right to vote in the election and that ineligible electors voted in the election. Based on those decisions, the Court of Appeals upheld the injunction against the District, prohibiting it from levying taxes for payment of the Bonds.

The April 2016 Opinion created uncertainty in the Colorado public finance market in that it calls into question the process that is routinely used to qualify electors for special district elections in Colorado. Emergency legislation was introduced in the Colorado legislature to remove the uncertainty and any impact the April 2016 Opinion may have on other special district financings. The Colorado General Assembly unanimously passed the legislation, and it was signed by the Governor on May 18, 2016.

In a further effort to reduce any impact the April 2016 Opinion may have on the Colorado public finance market, the Fund filed a Petition for Rehearing with the Court of Appeals, asking it to withdraw a portion of its April 2016 Opinion as unnecessary. That Petition was filed on May 5, 2016, and was denied on May 12, 2016.

The Fund filed a petition with the Colorado Supreme Court to review the April 2016 Opinion on various grounds. On November 7, 2016, the Supreme Court granted the petition for review. On December 11, 2017, the Supreme Court reversed the April 2016 Opinion on the grounds that all claims challenging the election held by the District in 2007 were barred under C.R.S. § 1-11-213(4) (which requires an election contest to be filed no later than 10 days after the certification of the results of an election). The Supreme Court, however, remanded the case back to the Court of Appeals to decide issues that were not decided in the April 2016 Opinion.

On January 8, 2018, Landmark filed a Petition for Rehearing asking the Supreme Court to reconsider its decision to reverse the April 2016 Opinion. On January 22, 2018, the Supreme Court denied the Petition for Rehearing.

On May 5, 2018, the Court of Appeals issued an opinion on remanded issues (the “May 2018 Opinion”), concluding that the due process rights of the District taxpayers were violated and upholding the injunction that prevents the District from collecting taxes for repayment of the Bonds.

The Fund filed a petition with the Colorado Supreme Court to review the May 2018 Opinion on various grounds. The petition to the Colorado Supreme Court was fully briefed on August 31, 2018. The Colorado Supreme Court denied the petition for review on March 25, 2019.

Because the May 2018 Opinion was based on federal due process, on August 21, 2019, the Fund filed a Petition for Writ of Certiorari with the U.S. Supreme Court seeking review and reversal of the May 2018 Opinion. The U.S. Supreme Court denied the Petition for Writ of Certiorari on November 25, 2019.

A final order and judgment was entered in the Landmark Litigation on September 3, 2020. That litigation is now complete. The judgment was entered against the District, not the Fund. However, the judgment prevents the District from imposing a mill levy on Landmark property owners for purposes of debt service.

As a result of the foregoing, the tax revenues originally pledged to pay the Bonds have been reduced, and such reduction may have adverse effects on dividend distributions and net asset values of the Fund.